Financial Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 1	$ 23	$ 24		$ 551
U.S. Treasury and EDC Credit Facilities [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt			551
U.S. Treasury [Member]
Debt Instrument [Line Items]
Unamortized discount write off			136
Unamortized debt issuance cost write off			34
EDC Credit Facilities [Member]
Debt Instrument [Line Items]
Unamortized discount write off			367
Unamortized debt issuance cost write off			$ 14